ANNUAL REPORT


DECEMBER 31, 1999

TEMPLETON DEVELOPING MARKETS TRUST

[FRANKLIN TEMPLETON LOGO]
FRANKLIN TEMPLETON

[FRANKLIN TEMPLETON 50
CELEBRATING OVER 50 YEARS LOGO]


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[Photo of J. Mark Mobius]

J. MARK MOBIUS, Ph.D.
President
Templeton Developing
Markets Trust

Dr. Mobius has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of business practices and customs unique to developing nations.


RECEIVE A FREE COPY OF DR. MARK MOBIUS' NEW BOOK, PASSPORT TO PROFITS! Simply call 1-800/342-5236 for this offer to Templeton Developing Markets Trust shareholders.

SHAREHOLDER LETTER

Your Fund's Goal: Templeton Developing Markets Trust seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing market issuers.

Dear Shareholder:

This annual report of Templeton Developing Markets Trust covers the 12 months ended December 31, 1999. During this period, many emerging markets recovered substantially despite the war in Kosovo, tensions between China and Taiwan, military conflicts between India and Pakistan, the near collapse of one of South Korea's largest conglomerates, the floating of Brazil's currency and earthquakes in Turkey, Greece and Taiwan.

Political change was also widespread throughout emerging markets as citizens of Indonesia, South Africa and Argentina elected new leadership, and a military coup put a new government in charge of Pakistan. The stability of the Polish and Czech governments was in question for most of the year, and questions about the future of Boris Yeltsin were not laid to rest until


CONTENTS

Shareholder Letter ...............................................      1

Performance Summary ..............................................      6

Financial Highlights & Statement of Investments ..................     11

Financial Statements .............................................     22

Notes to Financial Statements ....................................     25

Independent Auditors' Report .....................................     30

Change in Independent Auditor ....................................     31


[PYRAMID GRAPHIC]


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 15 of this report.

[PIE CHART]
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/99

Latin America                         38.1%
Asia                                  37.6%
Mid-East/Africa                       14.5%
Europe                                 9.0%
Short-Term Investments & Other
Net Assets                             0.8%



December 31, 1999, when he resigned and handed over control of Russia to Vladimir Putin.

Asia led the economic recovery, with many Asian nations shifting to economies led by domestic consumption rather than by trade. Consumers and businesses began buying again as evidenced by the growth of imports compared with exports.

In Latin America, most economies were relatively weak, but improved commodity prices contributed to the appearance that these economies were bottoming out. Brazil's currency devaluation had only moderately adverse effects on inflation and economic growth. Although the election of a new president in Argentina, combined with concerns about the currency peg and the level of national debt, affected the equity market there, the government is expected by many to reduce the fiscal deficit in the near future. And continued reform in Brazil, coupled with Venezuela's restructuring and a new government in Chile, led many investors to conclude that these economies will return to growth in 2000.

Efforts to meet with European Union (E.U.) admission standards proved beneficial for eastern and southern European economies during the year. Although natural disasters in Turkey and Greece, along with stalled privatization attempts in other eastern European countries, hampered economic growth in the region, we believe the long-term outlook for emerging Europe seems bright due to the possibility of E.U. membership prompting these countries to reform their economies.

In South Africa, strengthening gold prices during the year and greater demand for diamonds and other natural resources helped propel the nation's economy forward. Ongoing streamlining of large South African corporations and increased international demand for their products further fueled economic strength.

Within this environment, the Trust's Class A shares posted a +51.55% one-year cumulative total return compared with the 66.62% return of the IFC Investable Composite Index and the 66.41% return of the Morgan Stanley Capital International (MSCI(R)) Emerging Markets Free Index, the Trust's benchmarks. On December 31, 1999, the Trust was virtually fully invested, with a cash level of 0.8%. During the fiscal year, the Trust's exposure to eastern Europe, Latin American, and southern Europe was virtually unchanged. Strong growth in the South African stock market contributed to an increase in the portfolio's exposure to Africa, which made up 14.0% of total net assets on December 31, 1999. Because we felt we could find better value elsewhere, we sold a number of companies located in various emerging countries such as holdings in Ghana, Zimbabwe, Croatia, Shenzhen (China), New Zealand, Sri Lanka, Ecuador and Jordan. Our Asian exposure also decreased, principally because we sold a number of Indian and Malaysian companies.

Varying individual performances and repositioning of the portfolio led to a substantial change in the Trust's top 10 holdings during the reporting period. Anglo American PLC (South Africa), PT Telekomunikasi Indonesia (Persero) (Indonesia), Grupo Financiero Banamex Accival SA de CV (Mexico), South African Breweries PLC (South Africa), Cheung Kong Holdings Ltd. (Hong Kong), and Investmentos Itau SA pfd. (Brazil) replaced Telebras (Brazil), HSBC Holdings PLC (Hong Kong), Thai Farmers Bank Public (Thailand), Compania


TOP 10 COUNTRIES
12/31/99

                                                                       % OF TOTAL
COUNTRY*                                                               NET ASSETS
--------                                                               ----------
Brazil                                                                   14.7%

South Africa                                                             14.0%

Mexico                                                                   12.0%

Singapore                                                                 7.5%

Thailand                                                                  6.5%

Indonesia                                                                 6.0%

Argentina                                                                 5.4%

Hong Kong                                                                 5.1%

South Korea                                                               4.8%

Turkey                                                                    4.3%


*Hong Kong reverted to a sovereignty of China on July 1, 1997.

de Telecomunicaciones de Chile SA (Chile), Korea Electric Power Corporation (Korea) and Electricidad de Caracas [SAICA SACA] (Venezuela).

Looking forward, we believe the recovery in emerging market economies has just begun. Interest rates have fallen in many of these countries, but many markets' indexes and valuations are still below their all-time highs, and our studies suggest that bull markets generally last longer than bear markets in most emerging market countries. The major Asian countries have increased their foreign exchange reserves, and some emerging market currencies are still undervalued, which should increase the competitiveness of their exports.

Furthermore, elections in Chile, India, Russia, Mexico, Malaysia, Argentina and Indonesia may lead to greater political stability, making rapid economic and social reform more likely going forward. Finally, many emerging markets countries continue to overhaul their financial systems. A number of banks are recapitalizing their balance sheets, and many companies are making efforts to rectify the problem of excessive borrowings as well as streamlining their work forces in response to the changing economic environment.

In our opinion, rising domestic and international demand should continue to spur economic growth, and we are enthusiastic about the potential value that emerging markets may offer to the Trust's shareholders.

Of course, investing in any emerging market securities involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political developments and the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. The Trust's definition of "emerging markets" as used by the Trust's manager may differ from the definition of the same terms as used in managing other Franklin Templeton funds. In fact, the Hong Kong equity market has increased 1,322% in the last 15 years, but has suffered five declines of more than 20% during that time. These special risks and other considerations are discussed in the Fund's prospectus.

Thank you for investing in the Templeton Developing Markets Trust. We appreciate your confidence and welcome your comments.

Sincerely,

/s/ J. Mark Mobius
J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Trust

TOP 10 HOLDINGS
12/31/99

COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
-----------------                                                     ----------
Telefonos de Mexico
SA (Telmex)
Telecommunications, Mexico                                               4.2%

Cemex SA
Building Materials
and Components, Mexico                                                   3.9%

Anglo American PLC
Metals and Mining,
South Africa                                                             2.6%

Akbank
Banking, Turkey                                                          2.4%

Centrais Eletricas
Brasileiras SA (Eletrobras)
Utilities Electrical
and Gas, Brazil                                                          2.1%

PT Telekomunikasi Indonesia
Telecommunications, Indonesia                                            2.1%

Grupo Financiero Banamex
Accival SA de CV
Banking, Mexico                                                          1.9%

Cheung Kong Holdings Ltd.
Multi-Industry, Hong Kong                                                1.9%

Investmentos Itau
SA (Itausa)
Multi-Industry, Brazil                                                   1.8%

South African Breweries PLC
Beverages and Tobacco,
South Africa                                                             1.8%


Please remember, this discussion reflects our views, opinions and portfolio holdings as of December 31, 1999. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

ONE-YEAR PERFORMANCE SUMMARY AS OF 12/31/99

One-year total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A

One-Year Total Return            +51.55%
Net Asset Value (NAV)            (12/31/99) $15.61         (12/31/98) $10.30
Change in NAV                    +$5.31

CLASS B

Aggregate Total Return           +50.19%
Net Asset Value (NAV)            (12/31/99) $15.47           (1/1/99) $10.30
Change in NAV                    +$5.17

CLASS C

One-Year Total Return            +50.44%
Net Asset Value (NAV)            (12/31/99) $15.36         (12/31/98) $10.21
Change in NAV                    +$5.15

ADVISOR CLASS

One-Year Total Return            +51.95%
Net Asset Value (NAV)            (12/31/99) $15.62         (12/31/98) $10.28
Change in NAV                    +$5.34


CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a Rule 12b-1 plan, which affects subsequent performance. Past expense reductions by the Fund's Manager increased the Fund's total returns. Without this reduction, the Fund's total return would have been lower.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

Templeton Developing Markets Trust paid no distributions during the reporting period.

Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99


                                                                      INCEPTION
CLASS A                                   1-YEAR        5-YEAR       (10/17/91)
-------                                   ------        ------       ----------
Cumulative Total Return(1)                +51.55%       +37.20%        +98.22%

Average Annual Total Return(2)            +42.82%        +5.27%         +7.91%

Value of $10,000 Investment(3)           $14,282       $12,930       $ 18,683

                                                                      INCEPTION
CLASS B                                                  1-YEAR       (1/1/99)
-------                                                  ------       --------
Cumulative Total Return(1)                              +50.19%        +50.19%

Average Annual Total Return(2)                          +46.19%        +46.19%

Value of $10,000 Investment(3)                         $14,619        $14,619

                                                                      INCEPTION
CLASS C                                   1-YEAR        3-YEAR         (5/1/95)
-------                                   ------        ------         --------
Cumulative Total Return(1)                +50.44%        +9.28%        +35.13%

Average Annual Total Return(2)            +47.99%        +2.67%         +6.43%

Value of $10,000 Investment(3)           $14,799       $10,822        $13,380

                                                                      INCEPTION
ADVISOR CLASS(4)                          1-YEAR        5-YEAR       (10/17/91)
--------------                            ------        ------       ----------
Cumulative Total Return(1)                +51.95%       +38.06%        +99.47%

Average Annual Total Return(2)            +51.95%        +6.66%         +8.78%

Value of $10,000 Investment(3)           $15,195       $13,806        $19,947


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.29% and +3.94% respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charges, Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index. The MSCI Emerging Markets Free Index is composed of approximately 900 companies which represent the stock markets of 25 countries, including South Korea, Brazil and South Africa. The International Finance Corporation's (IFC) Investable Composite Index was designed to reflect the performance of emerging market investments and includes approximately 2,000 companies that foreigners can buy in 30 countries, including Mexico, South Korea and Turkey.

[LINE GRAPH]

The following line graph compares the performance of Templeton Developing Markets Trust's Class A shares to that of the IFC Investable Composite Index, MSCI Emerging Markets Free Index and MSCI World Index based on a $10,000 investment from 10/17/91 to 12/31/99.*

                      TEMPLETON
                      DEVELOPING          IFCI            MSCI                                         MSCI        MSCI
                    MARKETS TRUST      INVESTABLE      EMERGING      MSCI WORLD  IFCI INVESTABLE     EMERGING     WORLD
                      - CLASS A     COMPOSITE INDEX  MARKETS FREE      INDEX     COMPOSITE INDEX   MARKETS FREE   INDEX
                    ----------------------------------------------------------------------------------------------------
      10/16/91          $9,425         $10,000         $10,000        $10,000
        Oct-91          $9,434          $9,977          $9,979        $10,088         -0.23%           -0.21%      0.88%
        Nov-91          $9,406          $9,996          $9,830         $9,650          0.19%           -1.49%     -4.34%
        Dec-91          $9,458         $11,059         $10,935        $10,355         10.64%           11.24%      7.30%
        Jan-92          $9,619         $12,438         $12,201        $10,165         12.46%           11.58%     -1.84%
        Feb-92          $9,562         $12,755         $12,743         $9,991          2.55%            4.44%     -1.71%
        Mar-92          $9,364         $12,689         $13,174         $9,522         -0.52%            3.38%     -4.69%
        Apr-92          $9,468         $12,759         $13,082         $9,656          0.55%           -0.69%      1.41%
        May-92          $9,628         $12,683         $13,036        $10,042         -0.60%           -0.36%      3.99%
        Jun-92          $9,609         $11,381         $11,742         $9,707        -10.27%           -9.92%     -3.33%
        Jul-92          $9,392         $11,348         $11,870         $9,734         -0.29%            1.09%      0.28%
        Aug-92          $9,137         $10,877         $11,317         $9,973         -4.16%           -4.66%      2.45%
        Sep-92          $9,033         $10,652         $11,355         $9,883         -2.07%            0.34%     -0.90%
        Oct-92          $8,788         $11,127         $11,963         $9,617          4.46%            5.35%     -2.69%
        Nov-92          $8,439         $11,054         $11,834         $9,791         -0.65%           -1.08%      1.81%
        Dec-92          $8,536         $11,423         $12,182         $9,873          3.33%            2.94%      0.83%
        Jan-93          $8,960         $11,370         $12,241         $9,907         -0.47%            0.48%      0.35%
        Feb-93          $9,741         $11,656         $12,446        $10,143          2.52%            1.68%      2.38%
        Mar-93          $9,591         $12,022         $12,858        $10,734          3.14%            3.31%      5.82%
        Apr-93         $10,046         $12,456         $13,153        $11,233          3.61%            2.30%      4.65%
        May-93         $10,597         $12,722         $13,520        $11,494          2.13%            2.79%      2.32%
        Jun-93         $10,906         $13,078         $13,921        $11,399          2.80%            2.97%     -0.83%
        Jul-93         $10,868         $13,486         $14,288        $11,636          3.12%            2.64%      2.08%
        Aug-93         $11,825         $14,584         $15,495        $12,171          8.14%            8.44%      4.60%
        Sep-93         $12,289         $15,175         $16,062        $11,948          4.05%            3.66%     -1.83%
        Oct-93         $12,792         $16,479         $17,503        $12,279          8.59%            8.97%      2.77%
        Nov-93         $13,449         $17,523         $18,277        $11,586          6.34%            4.43%     -5.64%
        Dec-93         $14,896         $20,517         $21,298        $12,155         17.08%           16.53%      4.91%
        Jan-94         $15,198         $20,656         $21,686        $12,960          0.68%            1.82%      6.62%
        Feb-94         $14,866         $20,123         $21,300        $12,794         -2.58%           -1.78%     -1.28%
        Mar-94         $14,268         $18,089         $19,373        $12,244        -10.11%           -9.05%     -4.29%
        Apr-94         $13,699         $17,745         $18,985        $12,625         -1.90%           -2.00%      3.11%
        May-94         $13,689         $18,164         $19,635        $12,660          2.36%            3.42%      0.27%
        Jun-94         $13,464         $17,519         $19,094        $12,627         -3.55%           -2.76%     -0.26%
        Jul-94         $13,935         $18,777         $20,281        $12,869          7.18%            6.22%      1.92%
        Aug-94         $14,749         $21,192         $22,798        $13,259         12.86%           12.41%      3.03%
        Sep-94         $14,887         $21,716         $23,057        $12,913          2.47%            1.14%     -2.61%
        Oct-94         $14,543         $20,999         $22,641        $13,282         -3.30%           -1.80%      2.86%
        Nov-94         $14,023         $20,193         $21,464        $12,709         -3.84%           -5.20%     -4.32%
        Dec-94         $13,617         $18,056         $19,740        $12,834        -10.58%           -8.03%      0.99%
        Jan-95         $12,846         $15,642         $17,640        $12,644        -13.37%          -10.64%     -1.48%
        Feb-95         $12,805         $15,440         $17,187        $12,831         -1.29%           -2.56%      1.48%
        Mar-95         $12,948         $15,411         $17,297        $13,452         -0.19%            0.64%      4.84%
        Apr-95         $13,377         $16,049         $18,073        $13,923          4.14%            4.49%      3.50%
        May-95         $13,836         $16,647         $19,034        $14,045          3.73%            5.32%      0.88%
        Jun-95         $13,877         $16,745         $19,090        $14,043          0.59%            0.30%     -0.01%
        Jul-95         $14,469         $17,279         $19,519        $14,749          3.19%            2.24%      5.02%
        Aug-95         $14,091         $16,816         $19,059        $14,423         -2.68%           -2.36%     -2.21%
        Sep-95         $14,071         $16,694         $18,969        $14,846         -0.73%           -0.47%      2.93%
        Oct-95         $13,591         $16,059         $18,243        $14,615         -3.80%           -3.83%     -1.56%
        Nov-95         $13,438         $15,979         $17,917        $15,125         -0.50%           -1.78%      3.49%
        Dec-95         $13,666         $16,535         $18,712        $15,570          3.48%            4.44%      2.94%
        Jan-96         $15,000         $17,943         $20,042        $15,854          8.52%            7.11%      1.82%
        Feb-96         $14,931         $17,523         $19,723        $15,953         -2.34%           -1.59%      0.63%
        Mar-96         $14,995         $17,779         $19,877        $16,222          1.46%            0.78%      1.69%
        Apr-96         $15,490         $18,491         $20,672        $16,606          4.00%            4.00%      2.37%
        May-96         $15,743         $18,335         $20,579        $16,623         -0.84%           -0.45%      0.10%
        Jun-96         $15,838         $18,550         $20,708        $16,711          1.17%            0.62%      0.53%
        Jul-96         $15,121         $17,333         $19,293        $16,124         -6.56%           -6.83%     -3.51%
        Aug-96         $15,427         $17,869         $19,786        $16,312          3.09%            2.56%      1.17%
        Sep-96         $15,754         $18,133         $19,958        $16,954          1.48%            0.87%      3.93%
        Oct-96         $15,806         $17,743         $19,426        $17,075         -2.15%           -2.67%      0.71%
        Nov-96         $16,355         $18,005         $19,751        $18,035          1.48%            1.68%      5.62%
        Dec-96         $16,742         $18,085         $19,840        $17,749          0.44%            0.45%     -1.58%
        Jan-97         $18,014         $19,362         $21,194        $17,965          7.06%            6.82%      1.22%
        Feb-97         $18,541         $20,309         $22,101        $18,176          4.89%            4.28%      1.17%
        Mar-97         $18,158         $19,809         $21,521        $17,819         -2.46%           -2.63%     -1.96%
        Apr-97         $18,344         $19,471         $21,559        $18,405         -1.70%            0.18%      3.29%
        May-97         $19,294         $20,133         $22,176        $19,544          3.40%            2.86%      6.19%
        Jun-97         $20,114         $21,003         $23,363        $20,522          4.32%            5.35%      5.00%
        Jul-97         $20,966         $21,214         $23,711        $21,470          1.01%            1.49%      4.62%
        Aug-97         $19,130         $18,505         $20,694        $20,037        -12.77%          -12.72%     -6.67%
        Sep-97         $20,190         $19,092         $21,267        $21,129          3.18%            2.77%      5.45%
        Oct-97         $16,377         $15,967         $17,778        $20,020        -16.37%          -16.41%     -5.25%
        Nov-97         $15,296         $15,203         $17,129        $20,377         -4.79%           -3.65%      1.78%
        Dec-97         $15,166         $15,419         $17,542        $20,629          1.43%            2.41%      1.23%
        Jan-98         $13,830         $14,404         $16,166        $21,207         -6.58%           -7.84%      2.80%
        Feb-98         $15,271         $15,873         $17,853        $22,645         10.20%           10.44%      6.78%
        Mar-98         $15,979         $16,495         $18,628        $23,605          3.92%            4.34%      4.24%
        Apr-98         $16,038         $16,538         $18,425        $23,839          0.26%           -1.09%      0.99%
        May-98         $13,863         $14,476         $15,900        $23,544        -12.47%          -13.70%     -1.24%
        Jun-98         $12,504         $13,000         $14,232        $24,106        -10.19%          -10.49%      2.39%
        Jul-98         $12,587         $13,514         $14,684        $24,070          3.95%            3.17%     -0.15%
        Aug-98          $9,490          $9,716         $10,438        $20,864        -28.11%          -28.91%    -13.32%
        Sep-98          $9,939         $10,177         $11,100        $21,237          4.75%            6.34%      1.79%
        Oct-98         $11,405         $11,355         $12,269        $23,161         11.58%           10.53%      9.06%
        Nov-98         $12,658         $12,208         $13,289        $24,542          7.52%            8.32%      5.96%
        Dec-98         $12,328         $12,022         $13,097        $25,744         -1.53%           -1.45%      4.90%
        Jan-99         $11,633         $11,732         $12,885        $26,312         -2.41%           -1.61%      2.20%
        Feb-99         $11,705         $11,943         $13,011        $25,615          1.80%            0.97%     -2.65%
        Mar-99         $13,405         $13,322         $14,726        $26,685         11.55%           13.18%      4.18%
        Apr-99         $15,906         $15,153         $16,547        $27,741         13.75%           12.37%      3.96%
        May-99         $15,559         $14,879         $16,451        $26,731         -1.81%           -0.58%     -3.64%
        Jun-99         $16,816         $16,505         $18,318        $27,982         10.93%           11.35%      4.68%
        Jul-99         $16,050         $16,265         $17,821        $27,902         -1.45%           -2.72%     -0.28%
        Aug-99         $15,344         $16,444         $17,983        $27,856          1.10%            0.91%     -0.16%
        Sep-99         $14,769         $15,989         $17,374        $27,590         -2.77%           -3.38%     -0.96%
        Oct-99         $15,212         $16,266         $17,744        $29,028          1.73%            2.13%      5.21%
        Nov-99         $16,301         $17,721         $19,335        $29,848          8.95%            8.97%      2.82%
        DEC-99         $18,683         $20,096         $21,794        $32,268         13.40%           12.72%      8.11%

*Sources: Morgan Stanley Capital International and International Finance Corporation.

AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS A

1-Year                        +42.82%

5-Year                         +5.27%

Since Inception (10/17/91)+7.91%

*Sources: Morgan Stanley Capital International and International Finance Corporation.

Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS B
-------

1-YEAR                                   +46.19%

SINCE INCEPTION (1/1/99)                 +46.19%

CLASS B(1/1/99 - 12/31/99)

The following line graph compares the performance of Templeton Developing Markets Trust's Class B shares to that of the IFC Investable Composite Index, MSCI Emerging Markets Free Index and MSCI World Index based on a $10,000 investment from 10/17/91 to 12/31/99.*



                    Templeton          IFCI         MSCI         MSCI          IFCI           MSCI       MSCI
                    Developing      Investable    Emerging      World        Investable    Emerging      World
                     Markets         Composite    Markets       Index        Composite      Markets      Index
                      Trust -          Index       Free                        Index          Free
                     Class B
             -------------------------------------------------------------------------------------------------

      Jan-99         $10,000         $10,000      $10,000     $10,000
      Jan-99          $9,417          $9,789       $9,859     $10,191          -2.11%       -1.41%      1.91%
      Feb-99          $9,476          $9,965       $9,955      $9,921           1.80%        0.97%     -2.65%
      Mar-99         $10,835         $11,116      $11,267     $10,336          11.55%       13.18%      4.18%
      Apr-99         $12,854         $12,644      $12,661     $10,745          13.75%       12.37%      3.96%
      May-99         $12,563         $12,415      $12,587     $10,354          -1.81%       -0.58%     -3.64%
      Jun-99         $13,573         $13,772      $14,015     $10,838          10.93%       11.35%      4.68%
      Jul-99         $12,942         $13,572      $13,635     $10,807          -1.45%       -2.72%     -0.28%
      Aug-99         $12,369         $13,722      $13,759     $10,790           1.10%        0.91%     -0.16%
      Sep-99         $11,893         $13,341      $13,293     $10,686          -2.77%       -3.38%     -0.96%
      Oct-99         $12,233         $13,572      $13,576     $11,243           1.73%        2.13%      5.21%
      Nov-99         $13,107         $14,787      $14,793     $11,561           8.95%        8.97%      2.82%
      Dec-99         $14,619         $16,769      $16,675     $12,498          13.40%       12.72%      8.11%


*Sources: Morgan Stanley Capital International and International Finance Corporation.

Average Annual Total Return
12/31/99

Class C
-------

1-Year                                   +47.99%

3-Year                                    +2.67%

Since Inception (5/1/95)                  +6.43%


The following line graph compares the performance of Templeton Developing Markets Trust's Class C shares to that of the IFC Investable Composite Index, MSCI Emerging Markets Free Index and MSCI World Index based on a $10,000 investment from 5/1/95 to 12/31/99.*





                  Templeton       IFCI            MSCI           MSCI          IFCI          MSCI         World
                  Developing    Investable      Emerging         World       Investable    Emerging       Index
                   Markets      Composite       Markets          Index       Composite     Markets        MSCI
                   Trust -        Index           Free                         Index         Free
                  Class C

            ---------------------------------------------------------------------------------------------------
     5/1/95          $9,902          $10,000      $10,000     $10,000
       5/95         $10,242          $10,360      $10,532     $10,085          3.60%         5.32%       0.85%
       6/95         $10,265          $10,421      $10,563     $10,083          0.59%         0.30%      -0.01%
       7/95         $10,695          $10,754      $10,800     $10,590          3.19%         2.24%       5.02%
       8/95         $10,408          $10,466      $10,546     $10,356         -2.68%        -2.36%      -2.21%
       9/95         $10,385          $10,390      $10,496     $10,660         -0.73%        -0.47%       2.93%
      10/95         $10,015           $9,995      $10,094     $10,494         -3.80%        -3.83%      -1.56%
      11/95          $9,909           $9,945       $9,914     $10,860         -0.50%        -1.78%       3.49%
      12/95         $10,070          $10,291      $10,354     $11,180          3.48%         4.44%       2.94%
       1/96         $11,042          $11,167      $11,090     $11,384          8.52%         7.11%       1.82%
       2/96         $10,983          $10,906      $10,913     $11,455         -2.34%        -1.59%       0.63%
       3/96         $11,022          $11,065      $10,998     $11,648          1.46%         0.78%       1.69%
       4/96         $11,381          $11,508      $11,438     $11,924          4.00%         4.00%       2.37%
       5/96         $11,561          $11,411      $11,387     $11,936         -0.84%        -0.45%       0.10%
       6/96         $11,623          $11,545      $11,458     $11,999          1.17%         0.62%       0.53%
       7/96         $11,085          $10,787      $10,675     $11,577         -6.56%        -6.83%      -3.51%
       8/96         $11,311          $11,121      $10,948     $11,713          3.09%         2.56%       1.17%
       9/96         $11,538          $11,285      $11,043     $12,173          1.48%         0.87%       3.93%
      10/96         $11,577          $11,043      $10,749     $12,260         -2.15%        -2.67%       0.71%
      11/96         $11,967          $11,206      $10,929     $12,950          1.48%         1.68%       5.62%
      12/96         $12,244          $11,256      $10,978     $12,745          0.44%         0.45%      -1.58%
       1/97         $13,166          $12,050      $11,727     $12,900          7.06%         6.82%       1.22%
       2/97         $13,538          $12,640      $12,229     $13,051          4.89%         4.28%       1.17%
       3/97         $13,256          $12,328      $11,908     $12,795         -2.46%        -2.63%      -1.96%
       4/97         $13,377          $12,118      $11,929     $13,215         -1.70%         0.18%       3.29%
       5/97         $14,062          $12,530      $12,270     $14,034          3.40%         2.86%       6.19%
       6/97         $14,650          $13,071      $12,927     $14,735          4.32%         5.35%       5.00%
       7/97         $15,271          $13,203      $13,120     $15,416          1.01%         1.49%       4.62%
       8/97         $13,917          $11,517      $11,451     $14,388        -12.77%       -12.72%      -6.67%
       9/97         $14,682          $11,882      $11,768     $15,171          3.18%         2.77%       5.45%
      10/97         $11,902           $9,937       $9,837     $14,375        -16.37%       -16.41%      -5.25%
      11/97         $11,112           $9,462       $9,478     $14,632         -4.79%        -3.65%       1.78%
      12/97         $11,007           $9,596       $9,706     $14,812          1.43%         2.41%       1.23%
       1/98         $10,036           $8,965       $8,945     $15,228         -6.58%        -7.84%       2.80%
       2/98         $11,076           $9,879       $9,879     $16,260         10.20%        10.44%       6.78%
       3/98         $11,577          $10,266      $10,307     $16,949          3.92%         4.34%       4.24%
       4/98         $11,612          $10,293      $10,195     $17,117          0.26%        -1.09%       0.99%
       5/98         $10,043           $9,009       $8,798     $16,905        -12.47%       -13.70%      -1.24%
       6/98          $9,056           $8,091       $7,875     $17,309        -10.19%       -10.49%       2.39%
       7/98          $9,099           $8,411       $8,125     $17,283          3.95%         3.17%      -0.15%
       8/98          $6,854           $6,047       $5,776     $14,981        -28.11%       -28.91%     -13.32%
       9/98          $7,184           $6,334       $6,142     $15,249          4.75%         6.34%       1.79%
      10/98          $8,241           $7,067       $6,789     $16,630         11.58%        10.53%       9.06%
      11/98          $9,134           $7,598       $7,353     $17,622          7.52%         8.32%       5.96%
      12/98          $8,894           $7,482       $7,247     $18,486         -1.53%        -1.45%       4.90%
       1/99          $8,389           $7,301       $7,130     $18,893         -2.41%        -1.61%       2.20%
       2/99          $8,432           $7,433       $7,199     $18,392          1.80%         0.97%      -2.65%
       3/99          $9,652           $8,291       $8,148     $19,161         11.55%        13.18%       4.18%
       4/99         $11,455           $9,431       $9,156     $19,919         13.75%        12.37%       3.96%
       5/99         $11,185           $9,260       $9,103     $19,194         -1.81%        -0.58%      -3.64%
       6/99         $12,091          $10,272      $10,136     $20,092         10.93%        11.35%       4.68%
       7/99         $11,525          $10,123       $9,861     $20,035         -1.45%        -2.72%      -0.28%
       8/99         $11,011          $10,234       $9,950     $20,002          1.10%         0.91%      -0.16%
       9/99         $10,593           $9,951       $9,614     $19,811         -2.77%        -3.38%      -0.96%
      10/99         $10,906          $10,123       $9,818     $20,843          1.73%         2.13%       5.21%
      11/99         $11,682          $11,029      $10,699     $21,432          8.95%         8.97%       2.82%
      12/99         $13,380          $12,507      $12,059     $23,170         13.40%        12.72%       8.11%

*Sources: Morgan Stanley Capital International and International Finance Corporation.

Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN
12/31/99

Advisor Class**
---------------

1-YEAR +51.95%

5-YEAR +6.66%

SINCE INCEPTION (10/17/91) +8.78%

The following line graph compares the performance of Templeton Developing Markets Trust's Advisor Class shares to that of the IFC Investable Composite Index, MSCI Emerging Markets Free Index and MSCI World Index based on a $10,000 investment from 10/17/91 to 12/31/99.*,**

                                          IFCI         MSCI         MSCI             IFC         MSCI        MSCI
                      Templeton        Investable    Emerging      World         Investable     Emerging     World
                      Developing        Composite    Markets      Index          Composite      Markets      Index
                     Markets Trust       Index        Free                          Index         Free
                     Advisor Class

      10/16/91         $10,000         $10,000      $10,000      $10,000
         10/91         $10,010          $9,977       $9,979      $10,088           -0.21%        0.88%      -0.23%
         11/91          $9,980          $9,996       $9,830       $9,650           -1.49%       -4.34%       0.19%
         12/91         $10,035         $11,059      $10,935      $10,355           11.24%        7.30%      10.64%
          1/92         $10,205         $12,438      $12,201      $10,165           11.58%       -1.84%      12.46%
          2/92         $10,145         $12,755      $12,743       $9,991            4.44%       -1.71%       2.55%
          3/92          $9,935         $12,689      $13,174       $9,522            3.38%       -4.69%       0.52%
          4/92         $10,045         $12,759      $13,082       $9,656           -0.69%        1.41%       0.55%
          5/92         $10,215         $12,683      $13,036      $10,042           -0.36%        3.99%      -0.60%
          6/92         $10,195         $11,381      $11,742       $9,707           -9.92%       -3.33%      10.27%
          7/92          $9,965         $11,348      $11,870       $9,734            1.09%        0.28%      -0.29%
          8/92          $9,695         $10,877      $11,317       $9,973           -4.66%        2.45%      -4.16%
          9/92          $9,584         $10,652      $11,355       $9,883            0.34%       -0.90%      -2.07%
         10/92          $9,324         $11,127      $11,963       $9,617            5.35%       -2.69%       4.46%
         11/92          $8,953         $11,054      $11,834       $9,791           -1.08%        1.81%      -0.65%
         12/92          $9,057         $11,423      $12,182       $9,873            2.94%        0.83%       3.33%
          1/93          $9,507         $11,370      $12,241       $9,907            0.48%        0.35%      -0.47%
          2/93         $10,335         $11,656      $12,446      $10,143            1.68%        2.38%       2.52%
          3/93         $10,176         $12,022      $12,858      $10,734            3.31%        5.82%       3.14%
          4/93         $10,659         $12,456      $13,153      $11,233            2.30%        4.65%       3.61%
          5/93         $11,243         $12,722      $13,520      $11,494            2.79%        2.32%       2.13%
          6/93         $11,572         $13,078      $13,921      $11,399            2.97%       -0.83%       2.80%
          7/93         $11,531         $13,486      $14,288      $11,636            2.64%        2.08%       3.12%
          8/93         $12,546         $14,584      $15,495      $12,171            8.44%        4.60%       8.14%
          9/93         $13,039         $15,175      $16,062      $11,948            3.66%       -1.83%       4.05%
         10/93         $13,572         $16,479      $17,503      $12,279            8.97%        2.77%       8.59%
         11/93         $14,270         $17,523      $18,277      $11,586            4.43%       -5.64%       6.34%
         12/93         $15,804         $20,517      $21,298      $12,155           16.53%        4.91%      17.08%
          1/94         $16,125         $20,656      $21,686      $12,960            1.82%        6.62%       0.68%
          2/94         $15,773         $20,123      $21,300      $12,794           -1.78%       -1.28%      -2.58%
          3/94         $15,139         $18,089      $19,373      $12,244           -9.05%       -4.29%     -10.11%
          4/94         $14,535         $17,745      $18,985      $12,625           -2.00%        3.11%      -1.90%
          5/94         $14,524         $18,164      $19,635      $12,660            3.42%        0.27%       2.36%
          6/94         $14,285         $17,519      $19,094      $12,627           -2.76%       -0.26%      -3.55%
          7/94         $14,785         $18,777      $20,281      $12,869            6.22%        1.92%       7.18%
          8/94         $15,649         $21,192      $22,798      $13,259           12.41%        3.03%      12.86%
          9/94         $15,795         $21,716      $23,057      $12,913            1.14%       -2.61%       2.47%
         10/94         $15,430         $20,999      $22,641      $13,282           -1.80%        2.86%      -3.30%
         11/94         $14,878         $20,193      $21,464      $12,709           -5.20%        4.32%      -3.84%
         12/94         $14,448         $18,056      $19,740      $12,834           -8.03%        0.99%     -10.58%
          1/95         $13,630         $15,642      $17,640      $12,644          -10.64%       -1.48%     -13.37%
          2/95         $13,587         $15,440      $17,187      $12,831           -2.56%        1.48%      -1.29%
          3/95         $13,738         $15,411      $17,297      $13,452            0.64%        4.84%      -0.19%
          4/95         $14,193         $16,049      $18,073      $13,923            4.49%        3.50%       4.14%
          5/95         $14,680         $16,647      $19,034      $14,045            5.32%        0.88%       3.73%
          6/95         $14,723         $16,745      $19,090      $14,043            0.30%       -0.01%       0.59%
          7/95         $15,351         $17,279      $19,519      $14,749            2.24%        5.02%       3.19%
          8/95         $14,951         $16,816      $19,059      $14,423           -2.36%       -2.21%      -2.68%
          9/95         $14,929         $16,694      $18,969      $14,846           -0.47%        2.93%      -0.73%
         10/95         $14,420         $16,059      $18,243      $14,615           -3.83%       -1.56%      -3.80%
         11/95         $14,258         $15,979      $17,917      $15,125           -1.78%        3.49%      -0.50%
         12/95         $14,500         $16,535      $18,712      $15,570            4.44%        2.94%       3.48%
          1/96         $15,915         $17,943      $20,042      $15,854            7.11%        1.82%       8.52%
          2/96         $15,842         $17,523      $19,723      $15,953           -1.59%        0.63%      -2.34%
          3/96         $15,909         $17,779      $19,877      $16,222            0.78%        1.69%       1.46%
          4/96         $16,435         $18,491      $20,672      $16,606            4.00%        2.37%       4.00%
          5/96         $16,704         $18,335      $20,579      $16,623           -0.45%        0.10%      -0.84%
          6/96         $16,804         $18,550      $20,708      $16,711            0.62%        0.53%       1.17%
          7/96         $16,043         $17,333      $19,293      $16,124           -6.83%       -3.51%      -6.56%
          8/96         $16,368         $17,869      $19,786      $16,312            2.56%        1.17%       3.09%
          9/96         $16,715         $18,133      $19,958      $16,954            0.87%        3.93%       1.48%
         10/96         $16,771         $17,743      $19,426      $17,075           -2.67%        0.71%      -2.15%
         11/96         $17,352         $18,005      $19,751      $18,035            1.68%        5.62%       1.48%
         12/96         $17,763         $18,085      $19,840      $17,749            0.45%       -1.58%       0.44%
          1/97         $19,076         $19,362      $21,194      $17,965            6.82%        1.22%       7.06%
          2/97         $19,633         $20,309      $22,101      $18,176            4.28%        1.17%       4.89%
          3/97         $19,240         $19,809      $21,521      $17,819           -2.63%       -1.96%      -2.46%
          4/97         $19,436         $19,471      $21,559      $18,405            0.18%        3.29%      -1.70%
          5/97         $20,443         $20,133      $22,176      $19,544            2.86%        6.19%       3.40%
          6/97         $21,322         $21,003      $23,363      $20,522            5.35%        5.00%       4.32%
          7/97         $22,224         $21,214      $23,711      $21,470            1.49%        4.62%       1.01%
          8/97         $20,279         $18,505      $20,694      $20,037          -12.72%       -6.67%     -12.77%
          9/97         $21,413         $19,092      $21,267      $21,129            2.77%        5.45%       3.18%
         10/97         $17,377         $15,967      $17,778      $20,020          -16.41%       -5.25%     -16.37%
         11/97         $16,232         $15,203      $17,129      $20,377           -3.65%        1.78%      -4.79%
         12/97         $16,100         $15,419      $17,542      $20,629            2.41%        1.23%       1.43%
          1/98         $14,680         $14,404      $16,166      $21,207           -7.84%        2.80%      -6.58%
          2/98         $16,211         $15,873      $17,853      $22,645           10.44%        6.78%      10.20%
          3/98         $16,975         $16,495      $18,628      $23,605            4.34%        4.24%       3.92%
          4/98         $17,026         $16,538      $18,425      $23,839           -1.09%        0.99%       0.26%
          5/98         $14,727         $14,476      $15,900      $23,544          -13.70%       -1.24%     -12.47%
          6/98         $13,284         $13,000      $14,232      $24,106          -10.49%        2.39%     -10.19%
          7/98         $13,372         $13,514      $14,684      $24,070            3.17%       -0.15%       3.95%
          8/98         $10,082          $9,716      $10,438      $20,864          -28.91%      -13.32%     -28.11%
          9/98         $10,572         $10,177      $11,100      $21,237            6.34%        1.79%       4.75%
         10/98         $12,142         $11,355      $12,269      $23,161           10.53%        9.06%      11.58%
         11/98         $13,473         $12,208      $13,289      $24,542            8.32%        5.96%       7.52%
         12/98         $13,127         $12,022      $13,097      $25,744           -1.45%        4.90%      -1.53%
          1/99         $12,386         $11,732      $12,885      $26,312           -1.61%        2.20%      -2.41%
          2/99         $12,463         $11,943      $13,011      $25,615            0.97%       -2.65%       1.80%
          3/99         $14,277         $13,322      $14,726      $26,685           13.18%        4.18%      11.55%
          4/99         $16,945         $15,153      $16,547      $27,741           12.37%        3.96%      13.75%
          5/99         $16,587         $14,879      $16,451      $26,731           -0.58%       -3.64%      -1.81%
          6/99         $17,928         $16,505      $18,318      $27,982           11.35%        4.68%      10.93%
          7/99         $17,110         $16,265      $17,821      $27,902           -2.72%       -0.28%      -1.45%
          8/99         $16,357         $16,444      $17,983      $27,856            0.91%       -0.16%       1.10%
          9/99         $15,757         $15,989      $17,374      $27,590           -3.38%       -0.96%      -2.77%
         10/99         $16,217         $16,266      $17,744      $29,028            2.13%        5.21%       1.73%
         11/99         $17,391         $17,721      $19,335      $29,848            8.97%        2.82%       8.95%
         12/99         $19,947         $20,096      $21,794      $32,268           12.72%        8.11%      13.40%

*Sources: Morgan Stanley Capital International and International Finance Corporation.
**On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to Advisor Class shares.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights

                                                                                     CLASS A
                                                        ------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------
                                                          1999++         1998          1997          1996          1995
                                                        ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..................        $10.30        $12.94        $15.40        $13.01        $13.42
                                                        ------------------------------------------------------------------
Income from investment operations:
 Net investment income..............................           .06           .17           .16           .16           .21
 Net realized and unrealized gains (losses).........          5.25         (2.57)        (1.62)         2.75          (.18)
                                                        ------------------------------------------------------------------
Total from investment operations....................          5.31         (2.40)        (1.46)         2.91           .03
                                                        ------------------------------------------------------------------
Less distributions from:
 Net investment income..............................            --          (.19)         (.16)         (.17)         (.20)
 In excess of net investment income.................            --            --            --          (.01)           --
 Net realized gains.................................            --          (.05)         (.53)         (.34)         (.24)
 In excess of net realized gains....................            --            --          (.31)           --            --
                                                        ------------------------------------------------------------------
Total distributions.................................            --          (.24)        (1.00)         (.52)         (.44)
                                                        ------------------------------------------------------------------
Net asset value, end of year........................        $15.61        $10.30        $12.94        $15.40        $13.01
                                                        ==================================================================
Total Return*.......................................        51.55%      (18.72)%       (9.41)%        22.51%          .36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).....................    $2,958,324    $2,172,954    $3,444,029    $3,308,753    $2,147,664
Ratios to average net assets:
 Expenses...........................................         2.02%         2.11%         1.96%         2.03%         2.10%
 Net investment income..............................          .45%         1.40%          .99%         1.16%         1.66%
Portfolio turnover rate.............................        45.82%        37.51%        30.06%        12.47%         9.76%

*Total return does not reflect sales commissions.
++Based on average weighted shares outstanding.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                     CLASS B
                                                                ------------------
                                                                    YEAR ENDED
                                                                December 31, 1999+
                                                                ------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................          $10.30
                                                                ------------
Income from investment operations:
 Net investment loss........................................            (.06)
 Net realized and unrealized gains..........................            5.23
                                                                ------------
Total from investment operations............................            5.17
                                                                ------------
Net asset value, end of year................................          $15.47
                                                                ============
Total Return*...............................................          50.19%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................         $13,862
Ratios to average net assets:
 Expenses...................................................           2.76%**
 Net investment loss........................................          (.47)%**
Portfolio turnover rate.....................................          45.82%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.
 12

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                      CLASS C
                                                          ---------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------
                                                           1999++         1998          1997          1996         1995+
                                                           -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year....................      $10.21        $12.81        $15.27        $12.95       $13.10
                                                          ---------------------------------------------------------------
Income from investment operations:
 Net investment income (loss).........................        (.03)          .07           .09           .17          .02
 Net realized and unrealized gains (losses)...........        5.18         (2.51)        (1.64)         2.60          .19
                                                          ---------------------------------------------------------------
Total from investment operations......................        5.15         (2.44)        (1.55)         2.77          .21
                                                          ---------------------------------------------------------------
Less distributions from:
 Net investment income................................          --          (.11)         (.07)         (.10)        (.18)
 In excess of net investment income...................          --            --            --          (.01)          --
 Net realized gains...................................          --          (.05)         (.53)         (.34)        (.18)
 In excess of net realized gains......................          --            --          (.31)           --           --
                                                          ---------------------------------------------------------------
Total distributions...................................          --          (.16)         (.91)         (.45)        (.36)
                                                          ---------------------------------------------------------------
Net asset value, end of year..........................      $15.36        $10.21        $12.81        $15.27       $12.95
                                                          ===============================================================
Total Return*.........................................      50.44%      (19.20)%      (10.10)%        21.58%        1.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).......................    $385,584      $294,588      $402,542      $226,629      $41,012
Ratios to average net assets:
 Expenses.............................................       2.73%         2.78%         2.69%         2.74%        2.73%**
 Net investment income (loss).........................      (.26)%          .76%          .21%          .33%         .19%**
Portfolio turnover rate...............................      45.82%        37.51%        30.06%        12.47%        9.76%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to December 31, 1995.
++Based on average weighted shares outstanding.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                            ADVISOR CLASS
                                                                -------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                                -------------------------------------
                                                                 1999++          1998          1997+
                                                                -------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $10.28         $12.93        $15.43
                                                                -------------------------------------
Income from investment operations:
 Net investment income......................................         .09            .23           .17
 Net realized and unrealized gains (losses).................        5.25          (2.60)        (1.63)
                                                                -------------------------------------
Total from investment operations............................        5.34          (2.37)        (1.46)
                                                                -------------------------------------
Less distributions from:
 Net investment income......................................          --           (.23)         (.20)
 Net realized gains.........................................          --           (.05)         (.53)
 In excess of net realized gains............................          --             --          (.31)
                                                                -------------------------------------
Total distributions.........................................          --           (.28)        (1.04)
                                                                -------------------------------------
Net asset value, end of year................................      $15.62         $10.28        $12.93
                                                                =====================================
Total Return*...............................................      51.95%       (18.47)%       (9.36)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $190,341       $115,494       $98,101
Ratios to average net assets:
 Expenses...................................................       1.74%          1.78%         1.69%**
 Net investment income......................................        .72%          1.82%         1.04%**
Portfolio turnover rate.....................................      45.82%         37.51%        30.06%

*Total return is not annualized.
**Annualized.
+For the period January 1, 1997 (effective date) to December 31, 1997. Based on average weighted shares outstanding.
++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 14

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999

                                                            INDUSTRY                    SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 99.2%
ARGENTINA 5.4%
Banco de Galicia y Buenos Aires SA de CV,
  B..........................................                Banking                        21,980     $      109,258
Banco Frances SA.............................                Banking                     1,040,830          8,223,708
*Molinos Rio de la Plata SA, B...............       Food & Household Products            9,454,511         23,261,354
Perez Companc SA, B..........................            Energy Sources                  7,661,397         39,231,845
Quilmes Industrial SA, ADR...................          Beverages & Tobacco               1,604,200         19,150,138
*Sociedad Comercial del Plata Cadelplata
  Come.......................................            Multi-Industry                      4,160              1,194
Telecom Argentina Stet-France Telecom SA,
  ADR........................................          Telecommunications                1,452,106         49,734,631
Telefonica de Argentina SA, ADR..............          Telecommunications                1,547,360         47,774,740
Transportadora de Gas del Sur SA, B, ADR.....      Utilities Electrical & Gas              516,400          4,744,425
                                                                                                       --------------
                                                                                                          192,231,293
                                                                                                       --------------
AUSTRIA 1.7%
Austria Tabak AG.............................          Beverages & Tobacco                 174,290          8,422,350
Bank Austria AG..............................                Banking                       568,250         32,036,646
OMV AG.......................................            Energy Sources                    211,770         20,573,649
                                                                                                       --------------
                                                                                                           61,032,645
                                                                                                       --------------
BRAZIL 14.7%
Aracruz Celulose SA, ADR.....................        Forest Products & Paper             1,050,300         27,570,375
Banco Bradesco SA, pfd. .....................                Banking                 1,152,578,077          9,040,704
*Banco Bradesco SA, pfd., rts., 2/09/00......                Banking                    74,841,611            297,047
Banco do Brasil SA...........................                Banking                   815,351,792          3,791,284
Brasmotor SA, pfd. ..........................            Multi-Industry                 35,826,231          5,023,407
Centrais Eletricas Brasileiras SA
  (Electrobras), B, pfd. ....................      Utilities Electrical & Gas        3,136,370,470         74,828,435
Cia Cervejaria Brahma, pfd. .................          Beverages & Tobacco              19,672,000         14,374,227
Cia Energetica de Minas Gerais, pfd. ........      Utilities Electrical & Gas          685,997,000         15,379,396
Cia Vale do Rio Doce, A, pfd. ...............            Metals & Mining                 2,151,177         59,539,912
Copene-Petroquimica do Nordeste SA, A,
  pfd. ......................................               Chemicals                   29,901,844          9,898,313
Duratex SA, pfd. ............................        Forest Products & Paper           417,685,800         13,063,519
Embratel Participacoes SA, pfd. .............          Telecommunications              666,928,973         17,167,007
Investimentos Itau SA, pfd. .................            Multi-Industry                 61,520,179         63,682,665
Investimentos Itau SA, pfd., new.............            Multi-Industry                  2,810,432          2,800,320
*Mannesmann SA...............................        Machinery & Engineering             8,425,874            583,025
Petroleo Brasileiro SA, pfd. ................            Energy Sources                 32,921,000          8,382,873
Tele Centro Sul Participacoes SA, pfd. ......          Telecommunications            2,807,189,973         51,264,433
Tele Norte Leste Participacoes SA, pfd. .....          Telecommunications            1,667,508,973         44,768,439
Tele Sudeste Celular Participacoes SA,
  pfd. ......................................          Telecommunications            3,510,889,973         25,945,409
Telecomunicacoes de Sao Paulo SA, ADR,
  pfd. ......................................          Telecommunications                2,277,700         55,661,294
Telesp Celular Participacoes SA, pfd. .......          Telecommunications              206,778,973          3,662,844
Unibanco Uniao de Bancos Brasileiros SA,
  GDR........................................                Banking                       433,362         13,055,030
                                                                                                       --------------
                                                                                                          519,779,958
                                                                                                       --------------

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                            INDUSTRY                    SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
CHILE 2.6%
Cia de Telecomunicaciones de Chile SA, ADR...          Telecommunications                2,619,209     $   47,800,564
Empresa Nacional de Electricidad SA, ADR.....       Electrical & Electronics             1,771,000         25,126,063
Enersis SA, ADR..............................      Utilities Electrical & Gas              799,412         18,786,182
                                                                                                       --------------
                                                                                                           91,712,809
                                                                                                       --------------
CHINA .5%
China Resources Enterprises Ltd. ............            Multi-Industry                  1,054,000          1,688,081
*China Telecom HK Ltd. ......................          Telecommunications                1,972,000         12,328,964
Guangshen Railway Co. Ltd., H................            Transportation                 21,870,000          2,447,662
Shandong Huaneng Power Development Co. Ltd.,
  ADR........................................      Utilities Electrical & Gas              641,500          2,766,469
                                                                                                       --------------
                                                                                                           19,231,176
                                                                                                       --------------
COLOMBIA .7%
Cementos Argos SA............................    Building Materials & Components         3,457,564          8,851,364
Cia Colombiana de Tabacos SA.................          Beverages & Tobacco               2,309,727          3,064,854
Compania Nacional de Chocolates SA...........       Food & Household Products            1,967,120          7,448,828
Compania Suramericana de Inversiones SA......               Insurance                    6,051,851          6,778,073
                                                                                                       --------------
                                                                                                           26,143,119
                                                                                                       --------------
CZECH REPUBLIC 1.5%
*Cesky Telecom AS............................          Telecommunications                1,270,428         20,508,515
*CEZ AS......................................      Utilities Electrical & Gas           11,599,910         28,671,751
Tabak AS.....................................          Beverages & Tobacco                  13,776          2,778,670
                                                                                                       --------------
                                                                                                           51,958,936
                                                                                                       --------------
EGYPT .1%
Commercial International Bank Ltd. ..........                Banking                       209,032          3,053,520
Suez Cement Co. .............................    Building Materials & Components            34,480            574,541
                                                                                                       --------------
                                                                                                            3,628,061
                                                                                                       --------------
HONG KONG 5.1%
Cheung Kong Holdings Ltd. ...................            Multi-Industry                  5,211,000         66,197,498
Citic Pacific Ltd. ..........................            Multi-Industry                  2,085,000          7,845,404
Dairy Farm International Holdings Ltd. ......             Merchandising                 12,497,704         11,247,934
Hang Lung Development Co. Ltd. ..............              Real Estate                   7,616,000          8,621,702
Hong Kong Land Holdings Ltd. ................              Real Estate                   2,075,800          3,072,184
HSBC Holdings PLC............................                Banking                     2,155,405         30,223,084
Hutchison Whampoa Ltd. ......................            Multi-Industry                  2,421,000         35,193,028
Jardine Matheson Holdings Ltd. ..............            Multi-Industry                  2,568,691         10,120,643
Jardine Strategic Holdings Ltd. .............            Multi-Industry                  1,718,187          3,419,192
New World Development Co. Ltd. ..............              Real Estate                   2,033,589          4,578,093
Shangri-La Asia Ltd. ........................           Leisure & Tourism                  864,582            989,873
                                                                                                       --------------
                                                                                                          181,508,635
                                                                                                       --------------

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                            INDUSTRY                    SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
HUNGARY 2.8%
Borsodchem RT................................               Chemicals                      340,681     $   13,942,461
Egis RT......................................            Multi-Industry                     87,438          3,457,414
*Fotex First Hungarian American Photo Service
  Co. .......................................            Multi-Industry                  2,872,088          1,044,809
**Fotex First Hungarian American Photo
  Service Co., cvt., 12.00%, 5/11/00.........            Multi-Industry                     32,000             32,000
Gedeon Richter Ltd. .........................        Health & Personal Care                297,597         19,557,383
Mol Magyar Olay-Es Gazipari RT...............            Energy Sources                  1,108,300         23,007,414
OTP Bank.....................................                Banking                       177,429         10,379,842
+Tiszai Vegyi Kombinat RT....................               Chemicals                    1,475,759         28,126,368
                                                                                                       --------------
                                                                                                           99,547,691
                                                                                                       --------------
INDIA .6%
Grasim Industries Ltd. ......................            Multi-Industry                    200,459          1,880,167
ICICI Ltd. ..................................          Financial Services                   35,121             74,279
*Mahanagar Telephone Nigam Ltd. .............          Telecommunications                1,259,000          5,585,908
*NIIT Ltd. ..................................    Data Processing & Reproduction             57,250          4,363,569
Reliance Industries Ltd. ....................               Chemicals                    1,743,550          9,367,072
                                                                                                       --------------
                                                                                                           21,270,995
                                                                                                       --------------
INDONESIA 6.0%
*Asia Pulp & Paper Co. Ltd., ADR.............        Forest Products & Paper             2,405,290         18,941,659
*PT Barito Pacific Timber TBK................        Forest Products & Paper            47,707,500          4,267,218
PT Gudang Garamm.............................          Beverages & Tobacco               3,503,500          9,426,233
*PT Indah Kiat Pulp & Paper Corp. ...........        Forest Products & Paper            87,940,550         34,609,877
*PT Indocement Tunggal Prakarsa..............    Building Materials & Components        17,097,500          7,585,295
*PT Indofoods Sukses Makmurr.................       Food & Household Products           16,428,480         20,572,336
PT Indosat...................................          Telecommunications                8,213,500         18,337,116
PT Semen Gresik (Persero)....................    Building Materials & Components         7,278,263         11,535,852
*PT Sinar Mas Agro Resources & Technology
  Corp. .....................................       Food & Household Products            6,094,900          3,445,418
PT Tambang Timah.............................            Metals & Mining                10,687,500          7,456,395
PT Telekomunikasi Indonesia (Persero), B.....          Telecommunications              128,152,360         72,902,416
*PT Tjiwi Kimia..............................        Forest Products & Paper            16,142,330          5,255,642
                                                                                                       --------------
                                                                                                          214,335,457
                                                                                                       --------------
ISRAEL .4%
Bank Hapoalim BM.............................          Financial Services                  136,000            423,568
Discount Investment Corp. ...................          Financial Services                   12,743            647,149
*Formula Systems Ltd. .......................    Data Processing & Reproduction            126,050          5,315,288
Koor Industries Ltd. ........................            Multi-Industry                     93,603          9,349,486
                                                                                                       --------------
                                                                                                           15,735,491
                                                                                                       --------------
MALAYSIA .1%
Resorts World Bhd. ..........................           Leisure & Tourism                  766,000          2,197,211
                                                                                                       --------------

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                            INDUSTRY                    SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
MEXICO 12.0%
Cemex SA.....................................    Building Materials & Components        24,496,376     $  137,024,584
*Cifra SA de CV, V...........................             Merchandising                  8,465,836         16,976,347
*DESC SA de CV DESC, B.......................            Multi-Industry                  4,293,870          3,534,795
Fomento Economico Mexicano SA de CV Femsa....          Beverages & Tobacco                 233,000         10,368,500
*Grupo Carso SA de CV........................            Multi-Industry                  1,372,000          6,834,660
*Grupo Financiero Banamex Accival Sa de CV...                Banking                    17,227,571         69,092,105
*Grupo Financiero Bancomer SA de CV..........                Banking                    39,392,187         16,463,648
*Grupo Televisa SA de CV, CPO................       Broadcasting & Publishing              194,400          6,565,488
Telefonos de Mexico SA (Telmex), ADR.........          Telecommunications                1,313,400        147,757,500
Vitro SA de CV, A............................       Food & Household Products            4,905,388          9,267,171
                                                                                                       --------------
                                                                                                          423,884,798
                                                                                                       --------------
PAKISTAN .2%
Pakistan Telecommunications Corp., A.........          Telecommunications               14,587,300          6,109,127
                                                                                                       --------------
PERU .5%
Telefonica del Peru SA, ADR..................          Telecommunications                1,397,300         18,688,888
                                                                                                       --------------
PHILIPPINES 1.8%
*A Soriano Corp. ............................            Multi-Industry                 23,343,980            347,553
Philippine Long Distance Telephone Co.,
  ADR........................................          Telecommunications                1,437,304         37,190,241
*Philippine National Bank....................                Banking                     3,194,256          7,529,884
RFM Corp. ...................................       Food & Household Products           25,962,166          2,705,735
San Miguel Corp., B..........................       Food & Household Products           11,290,400         15,969,052
                                                                                                       --------------
                                                                                                           63,742,465
                                                                                                       --------------
POLAND 1.2%
Bank Rozwoju Eksportu SA.....................                Banking                        45,768          1,449,966
Bank Slaski SA W Katowicach..................                Banking                       111,982          7,609,901
Impexmetal SA................................            Metals & Mining                   287,100          1,402,520
Prokom Software SA...........................    Data Processing & Reproduction            180,800          5,596,711
Telekomunikacja Polska SA....................          Telecommunications                2,994,974         19,628,487
Warta SA.....................................               Insurance                      234,936          6,761,157
                                                                                                       --------------
                                                                                                           42,448,742
                                                                                                       --------------
RUSSIA 1.7%
Aeroflot - Russia International Airlines.....            Transportation                  8,960,900          1,297,090
GAZ Auto Works...............................              Automobiles                      19,960            698,600
*GUM Trade House.............................             Merchandising                    500,000            375,000
Irkutskenergo................................      Utilities Electrical & Gas           10,233,490          1,023,349
Lukoil Holdings, ADR.........................            Energy Sources                    251,600         13,083,200
*Mosenergo, GDR..............................      Utilities Electrical & Gas              748,427          1,932,664
*Red October.................................       Food & Household Products              195,000            931,125
*Rostelecom, ADR.............................          Telecommunications                1,121,680         18,928,350
*Rostelecom, pfd. ...........................          Telecommunications                3,459,900          2,871,717
*Tyumenaviatrans.............................            Transportation                  3,330,000             33,300
Unified Energy Systems.......................      Utilities Electrical & Gas           69,337,400          8,320,488

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                            INDUSTRY                    SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
RUSSIA (CONT.)
Unified Energy Systems, pfd. ................      Utilities Electrical & Gas            2,883,000     $      144,150
*Vimpel Communications, ADR..................          Telecommunications                  222,755          9,940,442
                                                                                                       --------------
                                                                                                           59,579,475
                                                                                                       --------------
SINGAPORE 7.5%
City Developments Ltd. ......................              Real Estate                   1,897,500         11,108,151
Cycle & Carriage Ltd. .......................              Automobiles                     619,000          1,914,050
DBS Group Holdings Ltd. .....................                Banking                       457,234          7,494,739
First Capital Corp. Ltd. ....................              Real Estate                   4,137,000          5,514,344
Fraser and Neave Ltd. .......................          Beverages & Tobacco               7,767,650         28,682,707
*Golden Agri-Resources Ltd. .................     Misc Materials & Commodities          13,566,000          5,294,446
Jurong Shipyard Ltd. ........................        Machinery & Engineering             2,873,000         14,403,813
Keppel Corp., Ltd. ..........................            Transportation                 11,865,000         31,060,583
MCL Land Ltd. ...............................              Real Estate                   4,095,000          3,786,431
Natsteel Ltd. ...............................            Metals & Mining                10,125,000         20,183,128
Oversea Chinese Banking Corp. Ltd. ..........                Banking                     3,517,500         32,313,269
Overseas Union Enterprise Ltd. ..............           Leisure & Tourism                2,696,350          9,066,082
Sembcorp Industries Ltd. ....................            Multi-Industry                 13,884,986         18,924,598
Singapore Airlines Ltd. .....................            Transportation                    313,000          3,551,906
Singapore Telecommunications Ltd. ...........          Telecommunications                2,628,000          5,427,992
United Industrial Corporation Ltd. ..........            Multi-Industry                 34,963,000         19,732,945
United Overseas Bank Ltd. ...................                Banking                     4,782,624         42,212,292
United Overseas Land Ltd. ...................              Real Estate                   4,120,000          3,859,021
                                                                                                       --------------
                                                                                                          264,530,497
                                                                                                       --------------
SLOVAK REPUBLIC .1%
Nafta Gbely AS...............................      Utilities Electrical & Gas              118,216          1,015,392
*Slovnaft AS.................................               Chemicals                      247,604          3,524,989
*Vychodoslovenske Zeleziarne AS..............            Metals & Mining                   134,435            459,329
                                                                                                       --------------
                                                                                                            4,999,710
                                                                                                       --------------
SOUTH AFRICA 14.0%
Anglo American PLC...........................            Metals & Mining                 1,438,591         92,789,704
Barlow Ltd. .................................            Multi-Industry                  6,014,900         43,291,644
BOE Ltd. ....................................          Financial Services                4,276,000          4,168,319
CG Smith Ltd. ...............................            Multi-Industry                 14,260,300         57,342,392
Comparex Holdings Ltd. ......................    Data Processing & Reproduction            474,000          3,319,155
De Beers Centenary AG........................     Misc Materials & Commodities             516,100         15,009,245
Edgars Consolidated Stores Ltd. .............          Textiles & Apparel                  567,363          7,245,285
Firstrand Ltd. ..............................               Insurance                    9,751,500         13,942,031
Iscor Ltd. ..................................            Metals & Mining                 7,094,848         26,857,833
Johnnies Industrial Corporation Ltd. ........            Multi-Industry                    940,100         10,997,108
Liberty International PLC....................               Insurance                       17,391            130,680
Liberty Life Association of Africa Ltd. .....               Insurance                    2,638,830         30,439,794
Palabora Mining Co. Ltd. ....................            Metals & Mining                   358,900          2,609,387
Rembrandt Group Ltd. ........................            Multi-Industry                  2,654,870         25,276,260

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                            INDUSTRY                    SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH AFRICA (CONT.)
Sanlam Ltd. .................................          Financial Services                  696,600     $      973,316
Sappi Ltd. ..................................        Forest Products & Paper             2,381,479         23,524,602
Sasol Ltd. ..................................            Energy Sources                  6,591,623         54,724,929
South African Breweries PLC..................          Beverages & Tobacco               6,434,498         65,442,661
Standard Bank Investment Corp. Ltd. .........          Financial Services                2,250,487          9,341,988
Tongaat-Hulett Group Ltd. ...................            Multi-Industry                  1,103,490          9,322,743
                                                                                                       --------------
                                                                                                          496,749,076
                                                                                                       --------------
SOUTH KOREA 4.8%
Hana Bank....................................                Banking                     1,773,871         13,825,415
Korea Electric Power Corp. ..................      Utilities Electrical & Gas            1,719,190         53,294,133
LG Electronics Inc. .........................       Electrical & Electronics                93,372          3,864,803
Samsung Electronics Co. Ltd. ................       Electrical & Electronics               233,422         54,680,979
*Samsung Heavy Industries Co. Ltd. ..........        Machinery & Engineering             4,250,402         20,550,160
Samsung SDI Co. Ltd. ........................       Electrical & Electronics               596,746         24,805,294
                                                                                                       --------------
                                                                                                          171,020,784
                                                                                                       --------------
TAIWAN .2%
China Steel Corp. ...........................            Metals & Mining                   886,000            654,937
Mitac International Corp. ...................    Data Processing & Reproduction            403,000            617,630
*Silicon Integrated Systems Co. Ltd. ........       Electrical & Electronics               656,000          2,215,581
*Siliconware Precision Industries Co.                Electronic Components &
  Ltd. ......................................              Instruments                     451,000          1,149,594
*Sunplus Technology Company Ltd. ............       Electrical & Electronics               129,000            616,537
UNI-President Enterprises Corp. .............       Food & Household Products            1,023,000            808,361
                                                                                                       --------------
                                                                                                            6,062,640
                                                                                                       --------------
THAILAND 6.5%
Advanced Info Service Public Co. Ltd.,
  fgn. ......................................          Telecommunications                  614,200         10,343,043
American Standard Sanitaryware Public Co.
  Ltd., fgn. ................................    Building Materials & Components           284,300          1,515,055
Ayudhya Insurance Public Co. Ltd., fgn. .....               Insurance                      163,800            432,086
*Bangkok Bank Public Co. Ltd. ...............                Banking                     5,782,371          9,398,471
BEC World Public Co. Ltd., fgn. .............          Telecommunications                  766,700          5,434,111
*Charoen Pokphand Feedmill Public Co. Ltd.,
  fgn. ......................................       Food & Household Products            2,539,728          7,443,914
*Hana Microelectronics Co. Ltd., fgn. .......       Electrical & Electronics             1,379,900          6,691,761
Hua Thai Manufacturing Public Co. Ltd.,
  fgn. ......................................          Textiles & Apparel                   84,800            124,274
*Jasmine International Public Co. Ltd.,
  fgn. ......................................          Telecommunications                7,822,100          5,418,988
*Land and House Public Co. Ltd., fgn. .......              Real Estate                     627,745            597,972
*Serm Suk Public Co. Ltd. ...................       Food & Household Products              423,400          1,534,303
*Shin Corporations Public Company Ltd.,
  fgn. ......................................       Electrical & Electronics             1,496,700         14,197,314
*Siam Cement Public Co. Ltd. ................    Building Materials & Components         1,234,350         24,338,369
Siam Cement Public Co. Ltd., fgn. ...........    Building Materials & Components           854,300         28,499,430
*Siam Commercial Bank, cvt., 144A, 5.25%,
  fgn., pfd. ................................                Banking                     6,718,600          8,234,895
Siam Makro Public Company Ltd., fgn. ........             Merchandising                  4,212,900          5,949,473
*Telecomasia Corp. Public Co. Ltd., fgn. ....          Telecommunications                3,588,600          4,685,356
*Thai Airways International Public Co. Ltd.,
  fgn. ......................................            Transportation                  4,036,700          6,130,879
*Thai Farmers Bank Public Co. Ltd. ..........                Banking                    33,176,882         38,012,415

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                            INDUSTRY                    SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
*Thai Farmers Bank Public Co. Ltd., fgn. ....                Banking                    12,400,118     $   20,815,546
*Total Access Communication Public Co.
  Ltd. ......................................          Telecommunications                6,651,400         26,206,516
*United Communications Industries, fgn. .....          Telecommunications                4,952,200          4,948,242
                                                                                                       --------------
                                                                                                          230,952,413
                                                                                                       --------------
TURKEY 4.3%
Akbank.......................................                Banking                 2,932,493,680         86,504,239
Arcelik AS, Br. .............................    Appliances & Household Durables       673,888,224         44,105,885
*Dogan Sirketler Grubu Holding AS............            Multi-Industry                428,521,000         12,640,738
*Ford Otomotiv Sanayi AS.....................              Automobiles                  24,007,000          1,062,257
Koc Holding AS...............................            Multi-Industry                 43,395,000          8,000,553
Yapi Ve Kredi Bankasi AS.....................                Banking                    40,260,000          1,243,280
                                                                                                       --------------
                                                                                                          153,556,952
                                                                                                       --------------
VENEZUELA 2.2%
Compania Anonima Nacional Telefonos de
  Venezuela, ADR.............................          Telecommunications                  912,800         22,477,700
+Electricidad de Caracas SAICA SACA, ADR.....      Utilities Electrical & Gas            3,574,858         56,481,379
                                                                                                       --------------
                                                                                                           78,959,079
                                                                                                       --------------
TOTAL LONG TERM SECURITIES (COST
  $2,810,735,851)............................                                                           3,521,598,123
                                                                                                       --------------
                                                                                      PRINCIPAL
                                                                                       AMOUNT**
                                                                                    --------------
SHORT TERM INVESTMENTS (COST $23,743,129) .7%
U.S. Treasury Bills, 5.06% to 5.42%, with
  maturities to 5/18/00......................                                       $   24,136,000         23,761,141
                                                                                                       --------------
TOTAL INVESTMENTS (COST $2,834,478,980)
  99.9%......................................                                                           3,545,359,264
OTHER ASSETS, LESS LIABILITIES .1%...........                                                               2,751,932
                                                                                                       --------------
TOTAL NET ASSETS 100.0%......................                                                          $3,548,111,196
                                                                                                       ==============

*Non-income producing.
**Securities denominated in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated persons" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at December 31, 1999, were $84,607,747.
                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

Assets:
 Investments in securities, at value (cost
  $2,834,478,980)...........................................    $3,545,359,264
 Cash.......................................................         3,730,283
 Receivables:
  Investment securities sold................................         8,893,532
  Fund shares sold..........................................        11,068,895
  Dividends and interest....................................         8,952,154
 Other assets...............................................            25,860
                                                                --------------
      Total assets..........................................     3,578,029,988
                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................         7,986,433
  Fund shares redeemed......................................        12,865,814
  To affiliates.............................................         6,989,810
 Accrued expenses...........................................         2,076,735
                                                                --------------
      Total liabilities.....................................        29,918,792
                                                                --------------
Net assets, at value........................................    $3,548,111,196
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $    5,930,357
 Net unrealized appreciation................................       710,880,284
 Accumulated net realized loss..............................      (722,536,479)
 Beneficial shares..........................................     3,553,837,034
                                                                --------------
Net assets, at value........................................    $3,548,111,196
                                                                ==============
CLASS A:
 Net asset value per share ($2,958,324,349 / 189,481,055
   shares outstanding)......................................            $15.61
                                                                ==============
 Maximum offering price per share ($15.61 / 94.25%).........            $16.56
                                                                ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($13,862,234 / 895,872 shares outstanding)*...............            $15.47
                                                                ==============
CLASS C:
 Net asset value per share ($385,583,659 / 25,098,697 shares
  outstanding)*.............................................            $15.36
                                                                ==============
 Maximum offering price per share ($15.36 / 99.00%).........            $15.52
                                                                ==============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($190,340,954 /12,187,808 shares outstanding).............            $15.62
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 22

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

Investment Income:
 (net of foreign taxes of $7,269,633)
 Dividends..................................................    $  71,439,253
 Interest...................................................        1,759,847
                                                                -------------
      Total investment income...............................                     $   73,199,100
Expenses:
 Management fees (Note 3)...................................       37,123,994
 Administrative fees (Note 3)...............................        2,802,440
 Distribution fees (Note 3)
  Class A...................................................        6,958,363
  Class B...................................................           57,440
  Class C...................................................        3,204,736
 Transfer agent fees (Note 3)...............................        7,173,000
 Custodian fees.............................................        3,314,800
 Reports to shareholders....................................          847,073
 Registration and filing fees...............................          146,600
 Professional fees..........................................          111,000
 Trustees' fees and expenses................................          196,600
                                                                -------------
      Total expenses........................................                         61,936,046
                                                                                 --------------
            Net investment income...........................                         11,263,054
                                                                                 --------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments (net of foreign taxes of $3,011,243)..........     (505,121,727)
  Foreign currency transactions.............................       (3,589,488)
                                                                -------------
      Net realized loss.....................................                       (508,711,215)
      Net unrealized appreciation on investments............                      1,731,873,282
                                                                                 --------------
Net realized and unrealized gain............................                      1,223,162,067
                                                                                 --------------
Net increase in net assets resulting from operations........                     $1,234,425,121
                                                                                 ==============

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                     1999                  1998
                                                                ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $    11,263,054       $   43,691,812
  Net realized loss from investments and foreign currency
   transactions.............................................       (508,711,215)        (109,871,525)
  Net unrealized appreciation (depreciation) on
   investments..............................................      1,731,873,282         (707,091,116)
                                                                ------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................      1,234,425,121         (773,270,829)

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................                 --          (43,371,538)
   Class B..................................................                 --                   --
   Class C..................................................                 --           (3,527,590)
   Advisor Class............................................                 --           (2,350,466)
  In excess of net investment income:
   Class A..................................................                 --             (814,661)
   Class B..................................................                 --                   --
   Class C..................................................                 --              (66,260)
   Advisor Class............................................                 --              (44,150)
  Net realized gains:
   Class A..................................................                 --          (13,098,049)
   Class B..................................................                 --                   --
   Class C..................................................                 --           (1,659,062)
   Advisor Class............................................                 --             (534,895)

 Beneficial share transactions (Note 2):
   Class A..................................................       (254,980,071)        (555,757,624)
   Class B..................................................         11,547,988                   --
   Class C..................................................        (41,139,850)         (16,513,221)
   Advisor Class............................................         15,221,576           49,372,708
                                                                ------------------------------------
    Net increase (decrease) in net assets...................        965,074,764       (1,361,635,637)

Net assets:
 Beginning of year..........................................      2,583,036,432        3,944,672,069
                                                                ------------------------------------
 End of year................................................    $ 3,548,111,196       $2,583,036,432
                                                                ====================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of year................................................    $     5,930,357       $     (925,071)
                                                                ====================================

                       See Notes to Financial Statements.
 24

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing or emerging market issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Certain countries in which the Fund invests have imposed restrictions on the repatriation of their currencies. Other countries have previously instituted currency exchange controls in the past during periods of serious imbalance in their balance of payments or upon the occurrence of other destabilizing events. Exchange control regulations may restrict the Fund's ability to convert investment income, capital, or the proceeds of securities into U.S. dollars. As of December 31, 1999, the Fund has investments with a value of approximately $8.3 million in countries with restrictions on the repatriation of their currencies or formal exchange controls currently in place.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers four classes of shares; Class A, Class B, Class C, and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 1999                                    1998
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   197,849,068    $ 2,524,193,132           89,591,968    $   996,558,996
Shares issued on reinvestment of distributions....            --                 --            4,360,232         50,316,889
Shares redeemed...................................  (219,369,270)    (2,779,173,203)        (149,082,542)    (1,602,633,509)
                                                    -----------------------------------------------------------------------
Net decrease......................................   (21,520,202)   $  (254,980,071)         (55,130,342)   $  (555,757,624)
                                                    =======================================================================

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                              YEAR ENDED
                                                          DECEMBER 31, 1999+
                                                    -------------------------------
                                                       SHARES           AMOUNT
                                                       -----------------------
CLASS B SHARES:
Shares sold.......................................       928,527    $    11,967,245
Shares redeemed...................................       (32,655)          (419,257)
                                                    -------------------------------
Net increase......................................       895,872    $    11,547,988
                                                    ===============================

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 1999                                    1998
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS C SHARES:
Shares sold.......................................     8,925,949    $   112,803,533           10,915,747    $   124,293,106
Shares issued on reinvestment of distributions....            --                 --              365,154          4,366,838
Shares redeemed...................................   (12,679,609)      (153,943,383)         (13,849,038)      (145,173,165)
                                                    -----------------------------------------------------------------------
Net decrease......................................    (3,753,660)   $   (41,139,850)          (2,568,137)   $   (16,513,221)
                                                    =======================================================================

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 1999                                    1998
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.......................................     7,552,205    $    96,653,070           12,540,225    $   138,875,712
Shares issued on reinvestment of distributions....            --                 --              238,176          2,645,549
Shares redeemed...................................    (6,601,479)       (81,431,494)          (9,129,829)       (92,148,553)
                                                    -----------------------------------------------------------------------
Net increase......................................       950,726    $    15,221,576            3,648,572    $    49,372,708
                                                    =======================================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1999, there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $512,560 and $243,308, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At December 31, 1999, the net unrealized appreciation based on cost of investments for income tax purposes of $2,921,998,236 was as follows:

Unrealized appreciation.....................................  $ 952,758,986
Unrealized depreciation.....................................   (329,397,958)
                                                              -------------
Net unrealized appreciation.................................  $ 623,361,028
                                                              =============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and wash sales, and losses realized subsequent to October 31 on the sales of securities and foreign currencies.

At December 31, 1999, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
  2006......................................................  $ 44,971,158
  2007......................................................   548,121,432
                                                              ------------
                                                              $593,092,590
                                                              ============

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

4. INCOME TAXES (CONT.)
At December 31, 1999, the Fund had deferred capital losses occurring subsequent to October 31, 1998 of $46,586,222. For tax purposes, such losses will be reflected in the year end December 31, 2000.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1999 aggregated $1,336,354,425 and $1,653,767,026, respectively.

6. CREDIT FACILITY

Certain Franklin Templeton Funds, including Templeton Developing Markets Trust, are participants in a $750 million senior unsecured credit agreement for temporary borrowing purposes. The termination date of the agreement is March 1, 2000. Interest is calculated on the Fund's borrowings at market rates. At December 31, 1999, the Trust had not utilized this credit facility.

TEMPLETON DEVELOPING MARKETS TRUST
INDEPENDENT AUDITOR'S REPORT
To the Board of Trustees and Shareholders of Templeton Developing Markets Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Developing Markets Trust at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1998 including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated January 28, 1999 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
January 28, 2000

TEMPLETON DEVELOPING MARKETS TRUST
Change in Independent Auditor

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund. McGladrey resigned pursuant to their agreement to sell their investment company practice to PricewaterhouseCoopers LLP (PwC). The McGladrey partners and professionals previously serving the Fund, have joined PwC and performed the December 31, 1999 audit.

None of the reports of McGladrey on the financial statements of the Fund, including those of the past two fiscal years have ever contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles.

During the period McGladrey served the Fund, including the two most recent fiscal years and subsequent interim period, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On October 21, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.

ANNUAL REPORT

AUDITORS

PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105

PRINCIPAL UNDERWRITER

Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Developing Markets Trust prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

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